MUZINICH DYNAMIC INCOME FUND
Institutional Shares (Ticker: MZCIX)
Supra Institutional Shares (Ticker: MZCSX)

Supplement dated September 28, 2026 to the Summary Prospectus dated April 30, 2026

The changes below reflect a correction to the Summary Prospectus. The section titled “Management” on page 10 of the Summary Prospectus is deleted and replaced with the following:

Management

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Michael L. McEachern, MBA, CFA, Portfolio Manager, Managed the Fund since inception in 2013.
Stuart Fuller, Portfolio Manager, Managed the Fund since 2022.
Joseph Galzerano, MBA, CPA, Portfolio Manager, Managed the Fund since 2018.
Ian Horn, CFA, Portfolio Manager, Managed the Fund since 2025.
Warren Hyland, M.Sc., CFA, Portfolio Manager, Managed the Fund since 2013.
Thomas Samson, M.Sc., CFA, Portfolio Manager, Managed the Fund since 2014.
Eric Schure, CFA, Portfolio Manager, Managed the Fund since 2025.
Corentin Tarlier, CFA, Portfolio Manager, Managed the Fund since 2025.
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Please retain this supplement with your Summary Prospectus.

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